LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
LONG-TERM INVESTMENTS [Abstract]
Severance pay funds (see Note 15)	$ 10,015	$ 10,214
Others	1,722	1,682
Long-term investments, total	$ 11,737	$ 11,896